Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment, Net [Line Items]
Depreciation expenses	$ 15,411	$ 19,989	$ 22,594
Kam Iat Fu International Company Limited [Member]
Property and Equipment, Net [Line Items]
Percentage of vehicle ownership	1.00%
Parent Company [Member]
Property and Equipment, Net [Line Items]
Percentage of vehicle ownership	99.00%
Son I Tam [Member]
Property and Equipment, Net [Line Items]
Percentage of vehicle ownership	95.20%